Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Allowance for Probable Loan Losses
Summary of the transactions in the allowance for probable loan losses by loan class

	December 31, 2018
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$27,905	$11,675	$16,663	$1,109	$2,950	$6,103	$440	$842	$67,687
Losses charge to allowance	(14,220)	(1)	(70)	—	(122)	(347)	(362)	(3)	(15,125)
Recoveries credited to allowance	1,981	25	246	—	36	369	43	10	2,710
Net losses charged to allowance	(12,239)	24	176	—	(86)	22	(319)	7	(12,415)
Provision (credit) charged to operations	(3,070)	3,424	2,514	699	603	1,594	326	22	6,112
Balance at December 31,	$12,596	$15,123	$19,353	$1,808	$3,467	$7,719	$447	$871	$61,384

	December 31, 2017
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$25,649	$13,889	$16,731	$806	$2,455	$3,716	$531	$884	$64,661
Losses charge to allowance	(12,094)	(213)	(40)	—	(101)	(340)	(309)	(1)	(13,098)
Recoveries credited to allowance	4,020	21	527	—	11	258	45	21	4,903
Net losses charged to allowance	(8,074)	(192)	487	—	(90)	(82)	(264)	20	(8,195)
Provision (credit) charged to operations	10,330	(2,022)	(555)	303	585	2,469	173	(62)	11,221
Balance at December 31,	$27,905	$11,675	$16,663	$1,109	$2,950	$6,103	$440	$842	$67,687

	December 31, 2016
	Domestic								Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$21,431	$13,920	$19,769	$1,248	$3,509	$5,321	$638	$1,152	$66,988
Losses charge to allowance	(32,959)	(16)	(1,890)	(180)	(70)	(331)	(414)	(41)	(35,901)
Recoveries credited to allowance	7,110	6,099	119	—	21	278	69	19	13,715
Net losses charged to allowance	(25,849)	6,083	(1,771)	(180)	(49)	(53)	(345)	(22)	(22,186)
Provision (credit) charged to operations	30,067	(6,114)	(1,267)	(262)	(1,005)	(1,552)	238	(246)	19,859
Balance at December 31,	$25,649	$13,889	$16,731	$806	$2,455	$3,716	$531	$884	$64,661

Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2018
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$9,179	$656	$1,119,790	$11,940
Commercial real estate: other construction & land development	2,092	116	1,884,139	15,007
Commercial real estate: farmland & commercial	3,509	—	1,946,389	19,353
Commercial real estate: multifamily	507	—	225,750	1,808
Residential: first lien	6,244	—	439,556	3,467
Residential: junior lien	901	—	726,400	7,719
Consumer	1,175	—	45,141	447
Foreign	293	—	150,224	871

Total	$23,900	$772	$6,537,389	$60,612

	December 31, 2017
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$17,947	$300	$1,068,520	$27,605
Commercial real estate: other construction & land development	2,455	116	1,681,095	11,559
Commercial real estate: farmland & commercial	33,123	18	2,010,162	16,645
Commercial real estate: multifamily	476	—	192,440	1,109
Residential: first lien	6,852	—	425,925	2,950
Residential: junior lien	723	—	700,025	6,103
Consumer	1,281	—	48,262	440
Foreign	347	—	158,539	842

Total	$63,204	$434	$6,284,968	$67,253

Loans accounted on non-accrual basis, by loan class

	December 31, 2018	December 31, 2017
	(Dollars in Thousands)
Domestic
Commercial	$9,143	$17,909
Commercial real estate: other construction & land development	2,092	2,455
Commercial real estate: farmland & commercial	3,509	33,123
Commercial real estate: multifamily	507	476
Residential: first lien	347	712
Residential: junior lien	171	11
Consumer	22	44
Total non-accrual loans	$15,791	$54,730

Impaired loans, by loan class

The following tables detail key information regarding our impaired loans by loan class for the year ended December 31, 2018:

	December 31, 2018
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,563	$2,161	$656	$1,741	$—
Commercial real estate: other construction & land development	135	169	116	141	—
Total impaired loans with related allowance	$1,698	$2,330	$772	$1,882	$—

	December 31, 2018
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$7,616	$7,730	$16,194	$3
Commercial real estate: other construction & land development	1,957	2,205	2,151	—
Commercial real estate: farmland & commercial	3,509	4,031	36,632	—
Commercial real estate: multifamily	507	538	565	—
Residential: first lien	6,244	6,386	7,136	305
Residential: junior lien	901	911	976	44
Consumer	1,175	1,190	1,211	2
Foreign	293	293	327	14
Total impaired loans with no related allowance	$22,202	$23,284	$65,192	$368

The following tables detail key information regarding our impaired loans by loan class for the year ended December 31, 2017:

	December 31, 2017
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial real estate: other construction & land development	$1,300	$1,577	$300	1,346	—
Commercial real estate: farmland & commercial	145	169	116	150	—
Commercial real estate: multifamily	449	590	18	489	—
Total impaired loans with related allowance	$1,894	$2,336	$434	$1,985	$—

	December 31, 2017
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$16,646	$44,095	$19,615	$3
Commercial real estate: other construction & land development	2,310	2,455	3,493	—
Commercial real estate: farmland & commercial	32,675	33,275	38,536	—
Commercial real estate: multifamily	476	505	511	—
Residential: first lien	6,852	6,968	7,249	324
Residential: junior lien	723	736	970	45
Consumer	1,281	1,283	1,293	3
Foreign	347	347	750	16
Total impaired loans with no related allowance	$61,310	$89,664	$72,417	$391

Loans accounted for as trouble debt restructuring, by loan class

	December 31, 2018	December 31, 2017
	(Dollars in Thousands)
Domestic
Commercial	$35	$6,910
Commercial real estate: farmland & commercial	—	—
Residential: first lien	5,947	6,140
Residential: junior lien	730	712
Consumer	1,153	1,237
Foreign	293	347

Total troubled debt restructuring	$8,158	$15,346

Information regarding the aging of past due loans, by loan class

	December 31, 2018
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,651	$1,089	$19,851	$10,890	$25,591	$1,103,378	$1,128,969
Commercial real estate: other construction & land development	727	1,707	922	16	3,356	1,882,875	1,886,231
Commercial real estate: farmland & commercial	2,928	784	27,239	24,910	30,951	1,918,947	1,949,898
Commercial real estate: multifamily	927	—	578	71	1,505	224,752	226,257
Residential: first lien	3,998	1,677	3,362	3,079	9,037	436,763	445,800
Residential: junior lien	1,155	618	1,108	937	2,881	724,420	727,301
Consumer	486	19	45	32	550	45,766	46,316
Foreign	1,106	117	739	739	1,962	148,555	150,517
Total past due loans	$15,978	$6,011	$53,844	$40,674	$75,833	$6,485,456	$6,561,289

	December 31, 2017
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,790	$398	$18,308	$537	$22,496	$1,063,971	$1,086,467
Commercial real estate: other construction & land development	354	308	820	6	1,482	1,682,068	1,683,550
Commercial real estate: farmland & commercial	3,925	518	31,133	954	35,576	2,007,709	2,043,285
Commercial real estate: multifamily	84	—	476	—	560	192,356	192,916
Residential: first lien	4,295	2,458	4,095	3,861	10,848	421,929	432,777
Residential: junior lien	1,310	580	1,110	1,099	3,000	697,748	700,748
Consumer	868	98	160	133	1,126	48,417	49,543
Foreign	1,229	69	667	667	1,965	156,921	158,886
Total past due loans	$15,855	$4,429	$56,769	$7,257	$77,053	$6,271,119	$6,348,172

Summary of the loan portfolio by credit quality indicator, by loan class

		December 31, 2018
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$998,625	$441	$44,544	$76,180	$9,179
Commercial real estate: other construction & land development	1,817,098	1,648	9,055	56,338	2,092
Commercial real estate: farmland & commercial	1,726,711	62,046	38,373	119,259	3,509
Commercial real estate: multifamily	224,823	—	—	927	507
Residential: first lien	438,773	—	142	641	6,244
Residential: junior lien	725,538	—	862	—	901
Consumer	45,141	—	—	—	1,175
Foreign	150,224	—	—	—	293
Total	$6,126,933	$64,135	$92,976	$253,345	$23,900

		December 31, 2017
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$905,707	$—	$3,170	$159,643	$17,947
Commercial real estate: other construction & land development	1,616,604	1,288	672	62,531	2,455
Commercial real estate: farmland & commercial	1,863,763	5,134	41,820	99,445	33,123
Commercial real estate: multifamily	192,440	—	—	—	476
Residential: first lien	425,811	40	—	74	6,852
Residential: junior lien	699,875	150	—	—	723
Consumer	48,262	—	—	—	1,281
Foreign	158,539	—	—	—	347
Total	$5,911,001	$6,612	$45,662	$321,693	$63,204